Consolidated statement of comprehensive income/expense - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022 [1]
Consolidated statement of comprehensive income/expense
(Loss)/profit for the financial period		€ (155)	€ 1,202
Items that may be reclassified to the income statement in subsequent periods:
Foreign exchange translation differences, net of tax		(95)	(421)
Foreign exchange translation differences transferred to the income statement		23
Other, net of tax	[2]	(1,150)	924
Total items that may be reclassified to the income statement in subsequent periods		(1,222)	503
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial losses on defined benefit pension schemes, net of tax		(58)	(42)
Total items that will not be reclassified to the income statement in subsequent periods		(58)	(42)
Other comprehensive (expense)/income		(1,280)	461
Total comprehensive (expense)/income for the financial period		(1,435)	1,663
Attributable to:
- Owners of the parent		(1,626)	1,377
- Non-controlling interests		191	286
Total comprehensive (expense)/income for the financial period		€ (1,435)	€ 1,663

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.
[2]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the period.